SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES 07/31/17 (Detail) - Summary of Liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Total Level 3 liabilities	$ 770,786	$ 716,886
Warrants [Member]
Beginning fair value	742,583	326,595	$ 326,595	$ 1,128,841
Issuance	4,195	27,750	70,525	176,493
Granted			454,247	(978,739)
Vesting			742,583	326,595
Change in fair value	(306,893)	111,311
Ending fair value	439,885	465,656	742,583	326,595
Non-employee Options [Member]
Beginning fair value	1,188,937	515,802	515,802	116,615
Issuance				102,273
Granted			233,732	(41,047)
Vesting	32,798		446,354	189,207
Change in fair value	(148,251)	62,023
Ending fair value	$ 330,901	$ 251,230	$ 1,188,937	$ 515,802